Intangible Assets and Goodwill, Net (Details) - Schedule of Amortization of Intangibles - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amortization of Intangibles [Line Items]
Amortization of intangible	S/ 160,879	S/ 102,035	S/ 106,512
Cost of Sales [Member]
Schedule of Amortization of Intangibles [Line Items]
Amortization of intangible	157,132	98,529	98,977
Administrative Expenses [Member]
Schedule of Amortization of Intangibles [Line Items]
Amortization of intangible	3,747	3,506	6,243
Sub Total [Member]
Schedule of Amortization of Intangibles [Line Items]
Amortization of intangible	160,879	102,035	105,220
Amortization Discontinued Operations [Member]
Schedule of Amortization of Intangibles [Line Items]
Amortization of intangible			S/ 1,292